Note 5 - Property and Equipment - Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant, and equipment, gross	$ 762,855	$ 765,717	$ 2,201,846
Less accumulated depreciation and amortization	(374,476)	(279,601)	(1,086,632)
	388,379	486,116	1,115,214
Medical Equipment [Member]
Property, plant, and equipment, gross	402,234	405,096	1,195,467
Office Equipment [Member]
Property, plant, and equipment, gross	48,888	48,888	142,827
Technology Equipment [Member]
Property, plant, and equipment, gross	257,619	257,619	523,571
Manufacturing Equipment [Member]
Property, plant, and equipment, gross	34,899	34,899	307,851
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 19,215	$ 19,215	$ 32,130